Intangible Assets - Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 1,803,199	$ 1,985,595
Trade Marks One [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 293,519	341,183
Trade Marks One [Member] | Bottom of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Trade Marks One [Member] | Top of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Software [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 30,611	24,941
Software [Member] | Bottom of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Software [Member] | Top of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	15 years
Customer relationships [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 408,149	486,166
Customer relationships [Member] | Bottom of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	3 years
Customer relationships [Member] | Top of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Supplier contract [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 20,548	28,077
Supplier contract [Member] | Bottom of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	7 years
Supplier contract [Member] | Top of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Other [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 13,975	1,044
Other [Member] | Bottom of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Other [Member] | Top of range [member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Indefinite Assets [Membet] | Trademarks [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life, description	Undefined
Net amount	$ 1,025,095	1,092,793
Indefinite Assets [Membet] | Water rights [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life, description	Undefined
Net amount	$ 11,302	$ 11,391